Schedule of Investments PIMCO New York Municipal Income Fund III	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 173.1% ¤
MUNICIPAL BONDS & NOTES 167.6%
ARIZONA 0.2%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(a)	$150	$97

DELAWARE 1.5%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	550	485
7.120% due 10/01/2038	95	94

		579

ILLINOIS 1.0%
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	400	403

INDIANA 0.9%
Indiana Finance Authority Revenue Bonds, Series 2022 4.500% due 12/15/2046	350	350

NEW HAMPSHIRE 1.3%
New Hampshire Business Finance Authority Revenue Notes, Series 2023 5.087% due 07/20/2027	500	512

NEW YORK 149.6%
Brookhaven Local Development Corp., New York Revenue Bonds, Series 2020 4.000% due 11/01/2055	400	311
Broome County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2020 4.000% due 04/01/2050	250	231
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	740	740
Build NYC Resource Corp., New York Revenue Bonds, Series 2023 5.250% due 07/01/2062	500	509
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016 5.000% due 07/01/2046	750	728
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017 4.000% due 07/01/2046	245	241
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2022 4.000% due 07/01/2049	435	411
Housing Development Corp., New York Revenue Bonds, Series 2017 3.700% due 11/01/2047	500	437
Huntington Local Development Corp., New York Revenue Bonds, Series 2021 5.250% due 07/01/2056	300	232
Long Island Power Authority, New York Revenue Bonds, Series 2020 4.000% due 09/01/2039	500	507
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014 5.000% due 11/15/2039	2,000	2,020
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016 5.000% due 11/15/2051	500	520
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013 5.000% due 07/01/2043	1,750	1,760
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 12/01/2046	465	400
4.000% due 07/01/2050	425	411
Nassau County, New York General Obligation Bonds, Series 2022 4.250% due 04/01/2052	950	922
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021 5.000% due 01/01/2058	341	154
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018 5.250% due 07/15/2036	1,000	1,114
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013 5.000% due 11/01/2042	2,000	2,015
New York City Trust for Cultural Resources, New York Revenue Bonds, Series 2014 5.000% due 08/01/2043	2,000	2,016
New York City Water & Sewer System, New York Revenue Bonds, Series 2016 4.000% due 06/15/2046	465	458
New York City, New York General Obligation Bonds, Series 2013 5.000% due 08/01/2031	2,590	2,608
New York City, New York General Obligation Bonds, Series 2018 5.000% due 04/01/2045	900	955

Schedule of Investments PIMCO New York Municipal Income Fund III (Cont.)	March 31, 2023 (Unaudited)

New York City, New York Health and Hospitals Corp. Revenue Bonds, Series 2021 4.000% due 02/15/2045	265	260
New York City, New York Housing Development Corp. Revenue Bonds, Series 2005 4.000% due 04/15/2035	100	100
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022 5.000% due 06/15/2047	750	831
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.250% due 11/01/2048	1,500	1,679
5.500% due 11/01/2045	250	289
New York Convention Center Development Corp. Revenue Bonds, Series 2015 5.000% due 11/15/2045	500	510
New York County, New York Tobacco Trust Revenue Bonds, Series 2001 5.750% due 06/01/2043	330	336
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	10,000	2,075
0.000% due 06/01/2055 (b)	7,500	568
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	450	518
New York Liberty Development Corp. Revenue Bonds, Series 2007 5.500% due 10/01/2037	1,650	1,918
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	1,750	1,687
New York Liberty Development Corp. Revenue Bonds, Series 2021 2.875% due 11/15/2046	250	183
New York Power Authority Revenue Bonds, (AGM Insured), Series 2022 4.000% due 11/15/2047	900	880
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2055	1,000	959
New York State Dormitory Authority Memorial Sloan-Kettering Cancer Revenue Bonds, Series 2022 4.000% due 07/01/2051	750	720
New York State Dormitory Authority Revenue Bonds, Series 2015 5.000% due 07/01/2040	350	357
New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047	250	244
5.000% due 12/01/2036	1,000	992
New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 07/01/2041	405	406
5.000% due 03/15/2037	1,000	1,089
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 03/15/2047	2,500	2,664
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 07/01/2050	1,980	1,895
New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2049	190	177
5.000% due 07/15/2050	190	190
New York State Environmental Facilities Corp. Revenue Bonds, Series 2022 4.000% due 06/15/2047	1,000	999
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (d)	1,000	929
New York State Thruway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2041	850	848
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 01/01/2040	500	501
New York State Urban Development Corp. Revenue Bonds, Series 2021 4.000% due 03/15/2047	500	492
New York Transportation Development Corp. Revenue Bonds, Series 2016 5.250% due 01/01/2050	480	481
New York Transportation Development Corp. Revenue Bonds, Series 2020 5.000% due 10/01/2040	500	503
New York Transportation Development Corp. Revenue Bonds, Series 2022 4.000% due 12/01/2042	940	861
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
5.250% due 05/15/2034	500	504
5.250% due 05/15/2040	500	502
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
5.000% due 12/01/2040	350	385
5.000% due 12/01/2043	500	545
Port Authority of New York & New Jersey Revenue Bonds, Series 2017 5.250% due 10/15/2057	2,500	2,602
Port Authority of New York & New Jersey Revenue Bonds, Series 2018 5.000% due 07/15/2036	500	549
Port Authority of New York & New Jersey Revenue Bonds, Series 2020 4.000% due 07/15/2060	250	231
Schenectady County Capital Resource Corp. Union College Project, New York Revenue Notes, Series 2022 5.000% due 07/01/2032	190	228
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 5.125% due 11/01/2041	200	154
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	5,000	562
4.000% due 06/01/2050	250	220
The Genesee County Funding Corporation Tax-Exempt, New York Revenue Bonds, Series 2022 5.250% due 12/01/2052	500	514
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 4.000% due 05/15/2057	750	705
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2005 4.000% due 11/01/2041	120	120

Schedule of Investments PIMCO New York Municipal Income Fund III (Cont.)	March 31, 2023 (Unaudited)

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019 5.000% due 11/15/2043	750	808
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2022 4.500% due 05/15/2047	300	312
Troy Capital Resource Corp., New York Revenue Bonds, Series 2020 5.000% due 09/01/2034	585	643
TSASC, Inc., New York Revenue Bonds, Series 2017 5.000% due 06/01/2041	2,000	2,040
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017 5.250% due 09/15/2047	500	376

		58,841

NORTH DAKOTA 0.2%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(a)	130	71

PENNSYLVANIA 0.6%
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	225	254

PUERTO RICO 9.1%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (b)	4,400	281
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	576	251
0.000% due 11/01/2051	829	330
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 4.000% due 07/01/2041	250	203
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
0.000% due 07/01/2053 (c)	955	559
5.000% due 07/01/2062	81	77
Puerto Rico Highway & Transportation Authority Revenue Notes, Series 2022 0.000% due 07/01/2032 (b)	53	33
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2046 (b)	3,850	1,011
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	900	819

		3,564

TEXAS 0.5%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	90	60
12.000% due 12/01/2045	150	130

		190

U.S. VIRGIN ISLANDS 0.9%
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022 5.000% due 10/01/2039	370	363

VIRGINIA 1.1%
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	4,000	197
5.500% due 07/01/2044	250	234

		431

WISCONSIN 0.7%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022 4.000% due 12/01/2051	295	277

Total Municipal Bonds & Notes (Cost $66,880)		65,932

SHORT-TERM INSTRUMENTS 5.5%
REPURCHASE AGREEMENTS (e) 5.5%		2,183

Total Short-Term Instruments (Cost $2,183)		2,183

Total Investments in Securities (Cost $69,063)		68,115

Total Investments 173.1% (Cost $69,063)		$68,115
Auction Rate Preferred Shares (74.9)%		(29,450)
Other Assets and Liabilities, net 1.8%		674

Net Assets Applicable to Common Shareholders 100.0%		$39,339

Schedule of Investments PIMCO New York Municipal Income Fund III (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^						Security is in default.
	(a)						Security is not accruing income as of the date of this report.
	(b)						Zero coupon security.
	(c)						Security becomes interest bearing at a future date.
	(d)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200%			11/01/2054	11/18/2021	$1,126	$929	2.36%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(e)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$2,183	U.S. Treasury Notes 2.250% due 11/15/2025	$(2,227)	$2,183	$2,183

Total Repurchase Agreements						$(2,227)	$2,183	$2,183

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Municipal Bonds & Notes
	Arizona			$0	$97	$0	$97
	Delaware			0	579	0	579
	Illinois			0	403	0	403
	Indiana			0	350	0	350
	New Hampshire			0	512	0	512
	New York			0	58,841	0	58,841
	North Dakota			0	71	0	71
	Pennsylvania			0	254	0	254
	Puerto Rico			0	3,564	0	3,564
	Texas			0	190	0	190
	U.S. Virgin Islands			0	363	0	363
	Virginia			0	431	0	431
	Wisconsin			0	277	0	277
Short-Term Instruments
	Repurchase Agreements			0	2,183	0	2,183

Total Investments				$0	$68,115	$0	$68,115

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the normally scheduled NYSE Close for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in the Fund's prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)				(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration

Other Abbreviations:
TBA	To-Be-Announced